Related Party and Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of Company common stock owned by the Plan (in shares)	1,970,330
MillerKnoll, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Income related to dividends from shares of Company common stock	$ 1,417,296
Shares of Company common stock owned by the Plan (in shares)	1,970,330	1,827,337